UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

Muzinich & Co.

Muzinich Short Duration High Yield
Corporate Debt Fund

SEMI-ANNUAL REPORT
June 30, 2012

Muzinich Short Duration High Yield Corporate Debt Fund

Dear Investors:

The Muzinich range of funds became effective on March 12, 2012.  The Muzinich Short Duration High Yield Corporate Debt Fund (the “Fund”)  launched on March 16, 2012 with assets of $10 million.  By June 30, 2012, the Fund had grown to $12,561,515 as a result of additional inflows and a return since inception of 0.88%. As would be anticipated in a generally moody quarter for the market, the fund performed well in preserving capital during challenging markets and gained—but at a rate less than the broad high yield market—when the market bounced back.  This is firmly in keeping with the particular risk and reward profile of this strategy which tends to focus credits within the high yield market that are less volatile not only because of their short duration profile, but also because of what we believe to be their relatively higher credit quality.  When comparing the Fund performance to its specific benchmarks, we see a mixed result.  The Fund outperformed the Bank of America Merrill Lynch US Treasuries 0-3 Year Index (G1QA), which had a 0.20% return over the period since inception of the Fund on March 16, 2012.  Over this period investors proved more willing to take on credit risk than to accept low returns from government securities.  The Fund underperformed the Bank of America Merrill Lynch 0-3 Year Duration-to-Worst BB-B Cash Pay US Constrained Index (J4CS), which is the Fund’s short duration high yield benchmark and had a return of 1.66% over the same period.  This was largely due to a function of underinvestment early in the period when the market was generally rising.

Current yield to worst at the end of the period was 4.31% – the product of an average 8.3% coupon and an average weighted price of $106.99.  The subsidized and unsubsidized 30-Day SEC Yields were 3.52% and 1.61%, respectively.

The period, overall, proved volatile and challenging for high yield markets, although they demonstrated more resilience than many other asset classes.  In May, the Fund gave up everything it had gained in March and April.  After June 5, when US high yield bond yields, as measured by the Bank of America Merrill Lynch US Cash Pay High Yield Index (J0A0),  rose to a five-month high of 8.2%, investors received the positive news they needed to reinvest in risk assets.  Greek elections narrowly supported continued Greek membership in the Eurozone and the European Leaders Summit developed a plan to recapitalize Spanish banks and provide a roadmap for creation of more integrated European bank regulation. And yet, the overall outlook remains cloudy and unpredictable with both the US FOMC (Federal Open Market Committee) and the European Leaders Summit wrestling with weak and declining economic indicators.  In this risk-back-on month, returns across the fixed income spectrum behaved as would be expected—the highest-rated government bonds declined and high yield gained,

Muzinich Short Duration High Yield Corporate Debt Fund

led by CCC’s. Year-to-date fixed income returns follow a similar pattern with high yield outperforming both governments and higher-rated corporate bonds.

Our outlook for credit remains both positive and fairly stable—at least from a fundamental perspective—in an unstable world. Based on our bottom-up company analysis, we continue to see defaults remaining well below be their historical average which exceeds 4%.  JPMorgan and Bank of America Merrill Lynch agree with this sentiment, noting predicted 2012 default rates of 1.5% (year-end) and 2.5% (year-out), respectively.  Further, a significant portion of anticipated defaults are likely to occur in specific large market transactions the market is already discounting.  Corporate balance sheets remain of high quality across a wide range of high yield companies, particularly as most of the year’s substantial new issues have been used for lender-friendly re-financing.  Excessive lending, rather than economic headwinds, is the most reliable predictor of defaults.  A careful manager can find opportunity while limiting risk, even if unable to eliminate shorter-term market volatility.

Soft Dollar Arrangements

Muzinich has, in accordance with its policies, selected brokers on a best execution basis.  We have no soft dollar provisions whatsoever.

We want to thank our investors for joining us in the launch of this Fund and look forward to continuing to earn your confidence in the years to come.

Sincerely,

David Bowen
Portfolio Manager

Must be preceded or accompanied by a Prospectus.

Yield to Worst is the yield of the portfolio computed using the yield of each bond to its call date or maturity, whichever is more advantageous for the company.  Yield calculations typically incorporate at bond’s maturity date.  For high yield bonds (also known as “junk bonds”) however, companies issuing these bonds may call them away from investors at a date earlier than maturity.  This earlier date may be more advantageous to the company issuing bonds and less advantageous to investors.  The Advisor measures duration for each bond in the portfolio using the maturity or potential call date that is most advantageous to the company issuing the bond.  This duration measure is called “Duration-to-Worst.”

The BofA Merrill Lynch 0-3 Year DTW BB-B Cash Pay US High Yield Constrained Index tracks the performance of US dollar denominated corporate debt with a duration-to-worst less than three years and a sub-investment grade rating greater than or equal to B3. Excluded from the index are cash pay

Muzinich Short Duration High Yield Corporate Debt Fund

securities. The index applies an issuer constraint that caps issuer exposure at 2%. The BofA Merrill Lynch Treasury 0-3 Year Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years. The index is a static, internally-maintained blended benchmark comprised of US Treasury securities issued by the US government. Securities in this benchmark include current 3- and 6-month T-Bills and 1-3 year Treasuries that have fixed coupon rates and a maturity not greater than three years regardless of any call features. Indexes are referred to for comparative purposes only. You cannot invest directly in an index.

Bonds are given bond ratings from AAA (least likely to default) to D (default).

CCC – rated sub-investment grade by Standard & Poor’s.

The fund invests in high yield debt instruments which tend to be less liquid than higher quality debt instruments. Diversification does not assure a profit nor protect against loss in a declining market.  Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. The fund will bear its share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Muzinich & Co. is a registered investment adviser. The Muzinich Mutual Funds are distributed by Quasar, LLC.

Muzinich Short Duration High Yield Corporate Debt Fund

SECTOR ALLOCATION at June 30, 2012 (Unaudited)

Sector Allocation	% of Net Assets
Basic Industry	15.3%
Media	14.4%
Consumer Cyclical	14.0%
Energy	10.2%
Services	7.4%
Consumer Non-Cyclical	6.7%
Telecommunications	5.1%
Financial Services	5.0%
Healthcare	4.9%
Automotive	2.8%
Utility	2.5%
Real Estate	1.4%
Capital Goods	1.3%
Technology & Electronics	1.2%
Cash & Equivalents*	7.8%
100.0%

*  Represents cash and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Period Ended June 30, 2012 (Unaudited)

As a shareholder of the Muzinich Short Duration High Yield Corporate Debt Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/16/12 – 6/30/12).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares less than 90 calendar days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in

Muzinich Short Duration High Yield Corporate Debt Fund

EXPENSE EXAMPLE For the Period Ended June 30, 2012 (Unaudited) (Continued)

shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	3/16/12*	6/30/12	3/16/12 – 6/30/12**
Actual	$1,000	$1,009	$2.04
Hypothetical (5% annual
return before expenses)	$1,000	$1,016	$2.05

*	Fund commenced operations on March 16, 2012.
**
Expenses are equal to the Fund’s annualized expense ratio for the March 16, 2012 through June 30, 2012 period of 0.55% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 107/366 (to reflect the period).

Muzinich Short Duration High Yield Corporate Debt Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 92.2%

Aerospace/Defense: 1.2%
	L-3 Communications
	Corp.
$150,000	6.375%, 10/15/2015	$153,656

Airlines: 1.3%
	Delta Air Lines, Inc.
150,000	9.500%, 9/15/20141	159,188

Apparel/Textiles: 1.3%
	Hanesbrands, Inc.
150,000	8.000%, 12/15/2016	165,937

Automotive & Auto Parts: 2.8%
	American Axle &
	Manufacturing
	Holdings, Inc.
150,000	9.250%, 1/15/20171	168,375
	Ford Motor Credit
	Co., LLC
150,000	12.000%, 5/15/2015	187,500
		355,875
Broadcasting: 4.0%
	Belo Corp.
150,000	8.000%, 11/15/2016	164,812
	Sinclair Television
	Group
150,000	9.250%, 11/1/20171	166,500
	Sirius XM Radio, Inc.
150,000	8.750%, 4/1/20151	169,500
		500,812
Building Materials: 1.3%
	Masco Corp.
150,000	6.125%, 10/3/2016	160,230

Cable/Satellite TV: 5.2%
	Cequel Communications
	Holdings, LLC
150,000	8.625%, 11/15/20171	162,375
	Echostar DBS Corp.
150,000	6.625%, 10/1/2014	161,625
	UnityMedia Hessen
150,000	8.125%, 12/1/20171	162,000
	Virgin Media
	Finance PLC
150,000	9.500%, 8/15/2016	168,000
		654,000
Capital Goods: 1.3%
	Manitowoc, Inc.
150,000	9.500%, 2/15/2018	165,000

Chemicals: 1.3%
	Georgia Gulf Corp.
150,000	9.000%, 1/15/20171	168,000

Consumer Products: 2.7%
	Easton-Bell Sports, Inc.
150,000	9.750%, 12/1/2016	164,812
	Spectrum Brands, Inc.
150,000	9.500%, 6/15/2018	170,250
		335,062
Containers: 1.3%
	The Reynolds
	Group, Inc.
150,000	7.750%, 10/15/20162	158,625

Diversified Financial Services: 5.0%
	GMAC, Inc.
150,000	6.750%, 12/1/2014	158,625
	Inmarsat Finance PLC
150,000	7.375%, 12/1/20171	160,875
	International Lease
	Financial Corp.
150,000	4.875%, 4/1/2015	150,838
	Lender Processing
	Services, Inc.
150,000	8.125%, 7/1/2016	157,125
		627,463
Diversified Media: 5.2%
	Clear Channel
	Holdings, Inc.
150,000	9.250%, 12/15/2017	163,875
	Interpublic Group
	Companies, Inc.
150,000	10.000%, 7/15/2017	170,250
	Quebecor Media, Inc.
150,000	7.750%, 3/15/2016	154,500

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 92.2% (Continued)

Diversified Media: 5.2% (Continued)
	WMG Acquisition
	Corp.
$150,000	9.500%, 6/15/2016	$164,250
		652,875
Energy: 10.2%
	Chesapeake
	Energy Corp.
150,000	9.500%, 2/15/2015	162,375
	CVR Energy, Inc.
150,000	9.000%, 4/1/20151	160,500
	Forest Oil Corp.
150,000	8.500%, 2/15/2014	156,750
	Newfield
	Exploration Co.
150,000	6.625%, 4/15/2016	153,938
	Plains Exploration &
	Production Co.
150,000	7.625%, 6/1/2018	160,125
	Range Resources Corp.
150,000	8.000%, 5/15/2019	164,625
	Sandridge Energy, Inc.
150,000	4.206%, 4/1/20142	148,664
	Western Refining, Inc.
150,000	11.250%, 6/15/20171	169,125
		1,276,102
Food & Drug Retail: 2.6%
	Ingles Markets, Inc.
150,000	8.875%, 5/15/2017	164,062
	Rite Aid Corp.
150,000	9.750%, 6/12/2016	166,125
		330,187
Food/Beverage/Tobacco: 1.4%
	Constellation
	Brands, Inc.
150,000	8.375%, 12/15/2014	171,000

Gaming: 1.4%
	MGM Resorts
	International
150,000	10.375%, 5/15/2014	169,875

Healthcare: 4.9%
	Biomet, Inc.
150,000	10.000%, 10/15/2017	160,969
	Community Health
	Systems, Inc.
150,000	8.875%, 7/15/2015	154,125
	HCA, Inc.
150,000	6.375%, 1/15/2015	160,125
	Universal Hospital
	Services, Inc.
150,000	4.121%, 6/1/20152	143,250
		618,469
Home Builders/Real Estate: 1.4%
	CB Richard Ellis
	Services, Inc.
150,000	11.625%, 6/15/2017	171,000

Hotels: 1.2%
	Host Marriott L.P.
150,000	6.750%, 6/1/2016	154,500

Leisure: 1.3%
	Speedway
	Motorsports, Inc.
150,000	8.750%, 6/1/2016	163,875

Metals/Mining: 4.9%
	Arch Coal, Inc.
150,000	8.750%, 8/1/2016	144,000
	FMG Resources
150,000	7.000%, 11/1/20151	153,750
	Novelis, Inc.
150,000	8.375%, 12/15/2017	161,250
	Vedanta
	Resources PLC
150,000	8.750%, 1/15/20141	155,820
		614,820
Paper: 2.7%
	Graphic Packaging
	International, Inc.
150,000	9.500%, 6/15/2017	165,750
	Resolute Forest Products
150,000	10.250%, 10/15/2018	167,250
		333,000
Restaurants: 3.8%
	CKE Restaurants, Inc.
150,000	11.375%, 7/15/2018	172,125

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 92.2% (Continued)

Restaurants: 3.8% (Continued)
	Seminole Hard Rock
	Entertainment, Inc.
$150,000	2.974%, 3/15/20141,2	$146,250
	Wendy’s / Arby’s
	Restaurants, LLC
150,000	10.000%, 7/15/2016	161,814
		480,189
Services: 7.4%
	Aramark Corp.
150,000	8.500%, 2/1/2015	153,752
	Ashtead Capital, Inc.
150,000	9.000%, 8/15/20161	156,188
	Iron Mountain, Inc.
150,000	6.625%, 1/1/2016	150,675
	KAR Auction
	Services, Inc.
150,000	4.466%, 5/1/20142	150,375
	PHH Corp.
150,000	7.125%, 3/1/2013	153,750
	United Rentals
	(North America), Inc.
150,000	10.875%, 6/15/2016	169,312
		934,052
Steel: 2.6%
	ArcelorMittal LLC
150,000	6.500%, 4/15/2014	159,146
	McJunkin Red
	Man Corp.
150,000	9.500%, 12/15/2016	162,750
		321,896
Super Retail: 2.5%
	J.C. Penney
	Company, Inc.
150,000	6.875%, 10/15/2015	151,312
	QVC, Inc.
150,000	7.125%, 4/15/20171	159,375
		310,687
Technology: 1.2%
	Amkor Technology, Inc.
150,000	7.375%, 5/1/2018	156,563

Telecommunications: 5.1%
	Frontier Communications
	Corp.
3,000	8.250%, 5/1/2014	3,300
150,000	7.875%, 4/15/2015	165,750
	Nextel
	Communications, Inc.
150,000	7.375%, 8/1/2015	150,937
	Paetec Holding Corp.
150,000	8.875%, 6/30/2017	162,375
	SBA
	Telecommunications,
	Inc.
150,000	8.000%, 8/15/2016	160,500
		642,862
Transportation Excluding Air/Rail: 1.2%
	AWAS Aviation
	Capital, Inc.
149,800	7.000%, 10/15/20161	155,792

Utilities: 2.5%
	AES Corp.
150,000	7.750%, 3/1/2014	163,500
	NRG Energy, Inc.
150,000	7.375%, 1/15/2017	156,375
		319,875
TOTAL CORPORATE BONDS
(Cost $11,597,063)		11,581,467
TOTAL INVESTMENTS
IN SECURITIES: 92.2%
(Cost $11,597,063)		11,581,467
Other Assets in Excess
of Liabilities: 7.8%		980,048
TOTAL NET ASSETS: 100.0%		$12,561,515

1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2012 the value of these securities amounted to $2,573,613 or 20.5% of net assets.

2	Variable rate security; rate shown is the rate in effect on June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $11,597,063) (Note 2)	$11,581,467
Cash	1,650,244
Receivables:
Interest	208,247
Due from advisor, net	12,252
Prepaid expenses	31,421
Total assets	13,483,631

LIABILITIES
Payables:
Distribution to shareholders	39,680
Investment securities purchased	850,849
Administration fees	10,329
Custody fees	1,976
Fund accounting fees	6,025
Transfer agent fees	9,348
Chief Compliance Officer fees	2,794
Other accrued expenses	1,115
Total liabilities	922,116

NET ASSETS	$12,561,515

Net asset value, offering price and redemptions price per share
($12,561,515/1,255,708 shares outstanding; unlimited
number of shares authorized without par value)	$10.00

COMPONENTS OF NET ASSETS
Paid-in capital	$12,570,510
Undistributed net investment income	3,286
Accumulated net realized gain on investments	3,315
Net unrealized depreciation on investments	(15,596)
Net assets	$12,561,515

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

STATEMENT OF OPERATIONS For the Period Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$129,345
Total investment income	129,345

EXPENSES (NOTE 3)
Investment advisory fees	15,869
Transfer agent fees	13,638
Administration fees	13,471
Registration fees	9,273
Fund accounting fees	8,593
Audit fees	6,968
Legal fees	5,067
Chief Compliance Officer fees	3,937
Trustee fees	3,378
Reports to shareholders	2,928
Custody fees	2,736
Miscellaneous expense	1,258
Insurance expense	350
Total expenses	87,466
Less: fees and expenses waived	(71,597)
Net expenses	15,869
Net investment income	113,476

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,315
Change in net unrealized depreciation on investments	(15,596)
Net realized and unrealized loss on investments	(12,281)
Net increase in net assets
resulting from operations	$101,195

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended
June 30, 2012*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$113,476
Net realized gain on investments	3,315
Change in net unrealized depreciation on investments	(15,596)
Net increase in net assets resulting from operations	101,195

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(110,190)
Total distributions to shareholders	(110,190)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	12,570,510
Total increase in net assets	12,561,515

NET ASSETS
Beginning of period	—
End of period	$12,561,515
Undistributed net investment income	$3,286

(a)   Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2012*
	Shares	Value
Shares sold	1,248,657	$12,500,000
Shares issued in reinvestment of distributions	7,051	70,510
Shares redeemed	—	—
Net increase	1,255,708	$12,570,510

*Fund commenced operations on March 16, 2012.

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2012*
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$10.00
Total return	0.88	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$12.6
Portfolio turnover rate	5	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.03	%+
After fees waived and expenses absorbed	0.55	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	6.41	%+
After fees waived and expenses absorbed or recouped	3.93	%+

*	Fund commenced operations on March 16, 2012.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Short Duration High Yield Corporate Debt Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Fund has three classes of shares: A, Institutional and Supra Institutional, but currently only offers the Supra Institutional Class.  The Fund commenced operations on March 16, 2012.

The investment objective of the Fund is to seek a  high level of income with an emphasis on relative price stability and principal protection.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective  fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2012, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds^	$—	$11,581,467	$—	$11,581,467
Total Investments
in Securities	$—	$11,581,467	$—	$11,581,467

^See Schedule of Investments for industry breakout.

There were no transfers into or out of Level 1 or 2 during the period.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Fund normally are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

J.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU No. 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU No. 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU No.  2011-04 and its impact on the financial statements.

In December 2011, Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund.  For the period ended June 30, 2012, the Fund incurred $15,869 in advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 0.55% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended June 30, 2012, the Adviser waived $71,597 in fees for the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended June 30, 2012, the Fund incurred $13,471 in administration fees.  The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the period ended June 30, 2012, the Fund was allocated $3,937 of the Trust’s Chief Compliance Officer Fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as the Fund’s custodian. Both the Distributor and Custodian are affiliates of the Administrator.

Muzinich Short Duration High Yield Corporate Debt Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2012, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $11,840,372 and $370,322, respectively.

For the period ended June 30, 2012, there were no purchases or sales of U.S. Government obligations.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Cost of investments	$11,597,063
Gross tax unrealized appreciation	37,370
Gross tax unrealized depreciation	(52,966)
Net tax unrealized depreciation	$(15,596)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2012 was as follows:

2012
Distributions paid from:
Ordinary income	$110,190
$110,190

Muzinich Short Duration High Yield Corporate Debt Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on March 1 and 2, 2012, the Board (which is comprised of a majority of persons who are Independent Trustees as defined under the Investment Company Act of 1940) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Muzinich Short Duration High Yield Corporate Debt Fund, the Muzinich Credit Opportunities Fund, the Muzinich High Income Floating Rate Fund, and the Muzinich U.S. High Yield Corporate Bond Fund (collectively, the “Funds”), each a new series of Professionally Managed Portfolios, with Muzinich and Co., Inc. (the “Advisor” or “Muzinich”).  At this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of Muzinich’s overall services to be provided to the Funds.  The Board considered Muzinich’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Muzinich that would be involved with the Funds.  The Board reviewed the proposed services Muzinich would provide to the Funds, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Muzinich or its affiliates.  The Trustees also considered the structure of Muzinich’s compliance procedures and the trading capability of Muzinich.  After reviewing Muzinich’s compliance policies and procedures, including Muzinich’s proposal with respect to risk oversight of the Funds, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.The Funds’ historical year-to-date performance and the overall performance of the Funds.  As the Funds were newly created, the Board was unable to review the performance of the Funds.  The Board did consider

Muzinich Short Duration High Yield Corporate Debt Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Muzinich’s performance history with respect to similarly-managed separate accounts and other fund products.

3.Costs of Services Provided and Profits Realized by Muzinich.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.55% for the Muzinich Short Duration High Yield Corporate Debt Fund, the Muzinich High Income Floating Rate Fund, and the Muzinich U.S. High Yield Corporate Bond Fund, and 0.60% for the Muzinich Credit Opportunities Fund.  The Board noted that the Advisor agreed to enter into an agreement to limit the expenses of the Short Duration High Yield Corporate Debt Fund to 1.00%, 0.65% and 0.55%, for Class A Shares, Institutional Shares and Supra Institutional Shares, respectively, of the Fund’s average daily net assets.  The Board then noted that the Advisor agreed to enter into an agreement to limit the expenses of the High Income Floating Rate Fund to 1.05%, 0.70% and 0.60% for Class A Shares, Institutional Shares and Supra Institutional Shares, respectively, of the Fund’s average daily net assets.  The Board then noted that the Advisor agreed to enter into an agreement to limit the expenses of the U.S. High Yield Corporate Bond Fund to 1.05%, 0.75% and 0.58% for Class A Shares, Institutional Shares and Supra Institutional Shares, respectively, of the Fund’s average daily net assets.  The Board then noted that the Advisor agreed to enter into an agreement to limit the expenses of the Credit Opportunities Fund to 1.05%, 0.80% and 0.60% for Class A Shares, Institutional Shares and Supra Institutional Shares, respectively, of the Fund’s average daily net assets.  The Trustees concluded that the fees to be received by the Advisor were fair and reasonable.

4.Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees discussed the likely overall profitability of Muzinich from managing the new Funds.  In assessing possible profitability, the Trustees reviewed Muzinich’s financial information and took into account both the likely direct and indirect benefits to Muzinich from advising the Funds, including 12b-1 fees for Class A

Muzinich Short Duration High Yield Corporate Debt Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Shares of the Funds.  The Trustees concluded that Muzinich’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, Muzinich would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and its shareholders.

Muzinich Short Duration High Yield Corporate Debt Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Fund’s web site at www.muzinichusfunds.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period March 16, 2012 through June 30, 2012 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-855-MUZINICH (1-855-689-4642).  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.muzinichusfunds.com within ten business days after the calendar quarter end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Muzinich Short Duration High Yield Corporate Debt Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York  10022

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Muzinich Short Duration High Yield Corporate Debt Fund
Symbol – MZSSX
CUSIP – 74316J631

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Porfolios

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     August 29, 2012

By (Signature and Title)*        /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     August 27, 2012

* Print the name and title of each signing officer under his or her signature.